UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-10145

BAILLIE GIFFORD FUNDS
(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Angus N G Macdonald
1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to June 30, 2009

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Baillie Gifford International Equity,
EAFE and Emerging Markets Funds
Semi-Annual Report
June 30, 2009 (unaudited)

INDEX

Baillie Gifford International Equity, EAFE and Emerging Markets Funds

INDEX (continued)

Fund Expenses (unaudited)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, and/or the Baillie Gifford Emerging Markets Fund (together, the “Funds”), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited)(concluded)

	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Annualized Expense Ratio Based on Period 1/01/09 to 6/30/09	Expenses Paid During Period 1/01/09 to 6/30/09

Baillie Gifford International Equity Fund – Class 1
Actual	$1,000.00	$1,149.91	1.04%	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	1.04%	$5.21

Baillie Gifford International Equity Fund – Class 2
Actual	$1,000.00	$1,153.20	0.62%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	0.62%	$3.11

Baillie Gifford EAFE Fund - Class 1*
Actual	$1,000.00	$1,124.79	0.93%	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	0.93%	$4.63

Baillie Gifford EAFE Fund - Class 2
Actual	$1,000.00	$1,157.27	0.77%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	0.77%	$3.87

Baillie Gifford EAFE Fund - Class 4*
Actual	$1,000.00	$1,126.04	0.61%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.61%	$3.06

Baillie Gifford Emerging Markets Fund - Class I
Actual	$1,000.00	$1,458.29	1.06%	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	1.06%	$5.31

Baillie Gifford Emerging Markets Fund - Class II*
Actual	$1,000.00	$1,424.63	1.01%	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	1.01%	$5.04

Baillie Gifford Emerging Markets Fund - Class III
Actual	$1,000.00	$1,459.27	0.85%	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	0.85%	$4.27

*Commencement of investment operations is January 2, 2009.

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

	U. S. $ Value	% of Total Net Assets

Banks	$17,278,942	11.1%
Beverages, Food & Tobacco	12,925,962	8.3
Chemicals	1,817,617	1.2
Commercial Services	7,586,099	4.9
Construction & Building Materials	2,081,404	1.3
Distribution/Wholesale	2,353,892	1.5
Diversified Financial Services	9,844,097	6.3
Diversified Industrials	4,115,373	2.6
Electronic & Electrical Equipment	5,910,353	3.8
Energy - Alternate Sources	253,537	0.2
Engineering & Machinery	9,001,915	5.8
Food Producers & Processors	4,539,898	2.9
Healthcare - Products	3,579,761	2.3
Insurance	6,428,439	4.1
Internet	2,948,839	1.9
Media & Photography	1,632,175	1.1
Mining & Metals	6,517,839	4.2
Office/Business Equipment	2,489,091	1.6
Oil & Gas	19,146,179	12.3
Pharmaceuticals	6,342,333	4.1
Real Estate	2,126,889	1.4
Retailers - General	3,969,273	2.6
Semiconductors	5,048,003	3.2
Software	3,786,419	2.4
Telecommunication Services	7,026,495	4.5
Toys/Games/Hobbies	1,131,606	0.7
Transportation	4,431,559	2.9

Total Value of Investments	154,313,989	99.2
Other assets less liabilities	1,271,026	0.8

Net Assets	$155,585,015	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

Company	Shares	U. S. $ Value

COMMON STOCKS - 97.1%
AUSTRALIA - 4.4%
Brambles Ltd.	483,863	$2,331,427
Woodside Petroleum Ltd.	59,874	2,091,586
Woolworths Ltd.	112,366	2,394,603

		6,817,616

BELGIUM - 1.1%
Groupe Bruxelles Lambert SA	23,547	1,720,770

BERMUDA - 1.4%
Seadrill Ltd.	156,991	2,239,052

BRAZIL - 5.4%
All America Latina Logistica	172,400	1,058,257
BM&F BOVESPA SA	244,500	1,459,664
OGX Petroleo e Gas Participacoes SA (a)	2,000	1,025,605
Petroleo Brasileiro SA ADR	143,800	4,797,168

		8,340,694

CANADA - 4.5%
EnCana Corp.	41,575	2,064,520
Fairfax Financial Holdings Ltd.	5,100	1,282,301
Ritchie Bros. Auctioneers, Inc.	53,302	1,252,977
Shoppers Drug Mart Corp.	55,192	2,375,725

		6,975,523

CHINA - 10.2%
Baidu, Inc. ADR (a)	4,500	1,354,905
Cheung Kong (Holdings) Ltd.	185,000	2,126,889
China Shenhua Energy Co., Ltd., Class H	614,000	2,261,882
Hang Seng Bank Ltd.	162,000	2,278,437
Hong Kong Exchanges & Clearing Ltd.	266,000	4,142,709
Industrial and Commercial Bank of China Ltd., Class H	3,965,000	2,762,692
Pacific Basin Shipping Ltd.	1,580,000	1,009,155

		15,936,669

DENMARK - 2.7%
A P Moller - Maersk AS, B Shares	212	1,269,796
DSV AS (a)	88,367	1,094,351
Novozymes AS, B Shares	22,390	1,817,617

		4,181,764

FINLAND - 2.3%
Kone Oyj, Class B	71,193	2,179,920
Sampo Oyj, Class A	70,229	1,324,916

		3,504,836

FRANCE - 5.6%
Alstom	26,629	1,570,804
Essilor International SA	49,325	2,350,931
Sanofi-Aventis	33,118	1,944,986
Total SA	53,666	2,896,568

		8,763,289

GERMANY - 4.1%
Celesio AG	59,055	1,355,985
Deutsche Boerse AG	14,200	1,100,449
Muenchener Rueckversicherungs-Gesellschaft AG	9,733	1,312,366
Q-Cells AG (a)	12,406	253,537
SAP AG	57,044	2,288,366

		6,310,703

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

Company	Shares	U. S. $ Value

IRELAND - 0.7%
CRH Plc.	49,900	$1,140,874

ISRAEL - 1.0%
Teva Pharmaceutical Industries Ltd. ADR	31,300	1,544,342

ITALY - 0.8%
Intesa Sanpaolo (a)	394,428	1,269,696

JAPAN - 11.0%
Asahi Breweries Ltd.	110,300	1,585,595
Canon, Inc.	76,000	2,489,091
Chugai Pharmaceutical Co., Ltd.	78,500	1,497,020
Daikin Industries Ltd.	28,800	928,310
Japan Tobacco, Inc.	690	2,159,714
Mitsui & Co., Ltd.	89,000	1,057,097
Mitsui Sumitomo Insurance Group Holdings, Inc.	62,500	1,642,095
Nintendo Co., Ltd	4,100	1,131,606
Olympus Corp.	64,000	1,515,676
Rakuten, Inc.	2,647	1,593,934
SMC Corp.	13,500	1,453,749

		17,053,887

MEXICO - 1.7%
America Movil SA de CV, Series L ADR	69,300	2,683,296

NETHERLANDS - 2.8%
ASML Holding NV	53,500	1,156,394
Heineken Holding NV	68,773	2,183,956
James Hardie Industries NV CDI (a)	276,994	940,530

		4,280,880

NORWAY - 0.9%
Fred Olsen Energy ASA	40,709	1,381,938

PORTUGAL - 0.4%
Galp Energia, SGPS, SA, B Shares	47,442	665,445

RUSSIA - 1.3%
Mobile TeleSystems ADR	54,000	1,994,220

SINGAPORE - 3.0%
DBS Group Holdings Ltd.	243,000	1,981,138
United Overseas Bank Ltd.	259,000	2,626,953

		4,608,091

SOUTH AFRICA - 1.0%
Naspers Ltd., N Shares	62,091	1,632,175

SOUTH KOREA - 3.2%
Samsung Electronics Co., Ltd.	5,697	2,647,375
Shinsegae Co., Ltd.	4,020	1,593,548
SK Telecom Co., Ltd.	4,953	676,496

		4,917,419

SPAIN - 0.5%
Banco Santander SA	69,820	838,307

SWEDEN - 3.4%
Atlas Copco AB, B Shares	318,704	2,869,132
Svenska Handelsbanken AB, A Shares	128,431	2,416,002

		5,285,134

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

Company	Shares	U. S. $ Value

SWITZERLAND - 5.5%
Nestle SA	120,659	$4,539,898
Swiss Life Holding (a)	8,430	727,078
Swiss Re	22,936	757,960
Swisscom AG	5,454	1,672,483
UBS AG (a)	73,665	900,196

		8,597,615

TAIWAN - 3.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	289,054	1,747,302
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	413,561	3,891,609

		5,638,911

TURKEY - 1.0%
Turkiye Garanti Bankasi AS (a)	577,506	1,563,875

UNITED KINGDOM - 13.6%
BG Group Plc.	118,360	1,984,297
BHP Billiton Plc.	114,707	2,576,667
British American Tobacco Plc.	131,005	3,609,423
Capita Group Plc.	198,070	2,330,638
Legal & General Group Plc.	710,000	664,024
Experian Plc.	223,379	1,671,057
Man Group Plc.	209,798	958,778
Sage Group Plc. (The)	510,751	1,498,053
Smith & Nephew Plc.	166,000	1,228,830
Tesco Plc.	581,680	3,387,274
Wolseley Plc. (a)	68,000	1,296,795

		21,205,836

Total Common Stocks (cost $144,866,624)		151,092,857

PREFERRED STOCKS - 2.1%
BRAZIL - 2.1%
Itau Unibanco Holding SA ADR	97,400	1,541,842
Vale SA ADR	109,400	1,679,290

Total Preferred Stocks (cost $3,120,476)		3,221,132

TOTAL INVESTMENTS - 99.2% (cost $147,987,100)		154,313,989
Other assets less liabilities - 0.8%		1,271,026

NET ASSETS - 100.0%		$155,585,015

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $147,987,100)	$154,313,989
Cash	766,550
Foreign cash, at value (cost $3,722)	3,722
Unrealized appreciation on forward foreign currency contracts	12,717
Receivable for investments sold	3,015,013
Dividends and interest receivable	259,350
Tax reclaims receivable	107,538
Other assets	7,446

Total Assets	158,486,325

LIABILITIES
Payable for investments purchased	2,542,681
Servicing fee payable	151,609
Management fee payable	109,496
Accrued expenses and other liabilities	97,524

Total Liabilities	2,901,310

NET ASSETS	$155,585,015

COMPOSITION OF NET ASSETS
Paid-in capital	$158,381,775
Undistributed net investment income	1,063,278
Accumulated net realized loss on investments and foreign currency transactions	(10,195,481)
Net unrealized appreciation in value of investments and foreign currencies	6,335,443
$155,585,015

NET ASSET VALUE, PER SHARE

Class 1 ($126,458,384 / 18,108,288 shares outstanding), unlimited authorized, no par value	$6.98
Maximum Purchase Price Per Share (Note E)	$6.99
Minimum Redemption Price Per Share (Note E)	$6.97

Class 2 ($29,126,631 / 4,161,042 shares outstanding), unlimited authorized, no par value	$7.00
Maximum Purchase Price Per Share (Note E)	$7.01
Minimum Redemption Price Per Share (Note E)	$6.99

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (unaudited)	Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $274,695)	$2,611,838
Interest	4,263
Total Investment Income	2,616,101

EXPENSES
Management fee (Note B)	230,930
Shareholder Servicing fees - Class 1 Shares (Note B)	233,347
Shareholder Servicing fees - Class 2 Shares (Note B)	35,747
Fund Accounting	61,627
Legal	35,267
Custody	12,212
Professional fees	9,397
Transfer Agency	7,465
Insurance	2,464
Miscellaneous	4,939
Total Expenses	633,395
Expense waiver	(12,085)
Net Expenses	621,310
Net Investment Income	1,994,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(1,570,254)
Foreign currency transactions	11,188
(1,559,066)
Net unrealized appreciation on:
Investments	22,278,381
Translation of assets and liabilities in foreign currencies	28,586
22,306,967

Net realized and unrealized gain on investments and foreign currency transactions	20,747,901
NET INCREASE IN NET ASSETS FROM OPERATIONS	$22,742,692

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2009 (unaudited)	For the Period February 7, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,994,791	$901,976
Net realized loss from investments and foreign currency transactions	(1,559,066)	(8,958,333)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	22,306,967	(15,971,524)
Net increase (decrease) in net assets from operations	22,742,692	(24,027,881)

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	-	(856,739)
Class 2	-	(654,832)

Total Dividends	-	(1,511,571)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	45,201,010	72,724,464
Class 2	-	64,950,000
Purchase premiums:
Class 1	32,305	106,442
Class 2	7,695	89,298
Redemption fees:
Class 1	1,221	-
Class 2	281	-
Dividends and distributions reinvested:
Class 1	-	856,739
Class 2	-	654,832
Cost of shares redeemed:
Class 2	(26,242,512)	-
Increase in Net Assets from Transactions in Shares of Beneficial Interest	19,000,000	139,381,775

Total Increase in Net Assets	41,742,692	113,842,323

NET ASSETS
Beginning of period	113,842,323	-
End of period (undistributed (distributions in excess of) net investment income of $1,063,278 and ($931,513), respectively)	$155,585,015	$113,842,323

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Period July 1, 2008(a) through December 31, 2008
Net asset value, beginning of period	$6.07	$10.52

From Investment Operations
Net investment income(b)	0.10	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	-4.42
Net increase (decrease) in net asset value from investment operations	0.91	-4.39

Dividends to Shareholders
Dividends from net investment income	-	-0.08

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.02

Net asset value, end of period	$6.98	$6.07

Total Return
Total investment return based on net asset value(c)	14.99%	-41.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,458	$63,086
Ratio of net expenses to average net assets, after waiver(d)	1.04%*	0.90%*
Ratio of net expenses to average net assets, before waiver(d)	1.01%*	1.05%*
Ratio of net investment income to average net assets	3.03%*	1.14%*
Portfolio turnover rate	8%	71%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited (the “Manager”) has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses excluding interest, taxes and extraordinary expenses) exceed 0.90% for Class 1 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford International Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Period February 7, 2008(a) through December 31, 2008
Net asset value, beginning of period	$6.07	$10.00

From Investment Operations
Net investment income(b)	0.09	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.84	-4.03
Net increase (decrease) in net asset value from investment operations	0.93	-3.87

Dividends to Shareholders
Dividends from net investment income	-	-0.08

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.02

Net asset value, end of period	$7.00	$6.07

Total Return
Total investment return based on net asset value(c)	15.32%	-38.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,127	$50,756
Ratio of net expenses to average net assets, after waiver(d)	0.62%*	0.72%*
Ratio of net expenses to average net assets, before waiver(d)	0.82%*	0.94%*
Ratio of net investment income to average net assets	3.20%*	1.84%*
Portfolio turnover rate	8%	71%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

Baillie Gifford Overseas Limited (the “Manager”) has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses excluding interest, taxes and extraordinary expenses) exceed 0.72% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

	U. S. $ Value	% of Total Net Assets

Aerospace/Defense	$14,929,472	2.8%
Apparel	22,209,072	4.2
Auto Manufacturers	15,927,205	3.0
Banks	58,215,394	11.0
Beverages, Food & Tobacco	41,482,327	7.8
Biotechnology	2,505,047	0.5
Building Materials	7,754,644	1.5
Chemicals	7,289,980	1.4
Commercial Services	15,542,570	2.9
Cosmetics/Personal Care	12,096,790	2.3
Distribution/Wholesale	2,109,509	0.4
Diversified Financial Services	33,209,269	6.3
Electronics & Electrical Equipment	17,462,599	3.3
Energy - Alternate Sources	16,034,893	3.0
Engineering & Machinery	31,560,993	6.0
Healthcare - Products	11,324,220	2.1
Insurance	13,672,319	2.6
Internet	13,653,438	2.6
Investment Companies	520,671	0.1
Mining & Metals	16,408,778	3.1
Office/Business Equipment	13,709,654	2.6
Oil & Gas	47,316,921	8.9
Pharmaceuticals	17,286,310	3.3
Retail - General	29,339,220	5.5
Semiconductors	4,630,482	0.9
Software	16,757,675	3.2
Telecommunication Services	20,455,316	3.8
Toys/Games/Hobbies	13,165,269	2.5

Total Value of Investments	516,570,037	97.6
Other assets less liabilities	12,619,339	2.4

Net Assets	$529,189,376	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

Company	Shares	U. S. $ Value

COMMON STOCKS - 94.8%
AUSTRALIA - 5.6%
Brambles Ltd.	1,698,682	$8,184,864
Woodside Petroleum Ltd.	285,386	9,969,424
Woolworths Ltd.	531,120	11,318,560

		29,472,848

BRAZIL - 3.9%
Petroleo Brasileiro SA ADR	614,300	20,493,048

CHINA - 8.6%
Baidu.com, Inc. ADR (a)	12,700	3,823,843
China Merchants Bank Co., Ltd.	947,000	2,167,700
China Mobile Ltd.	1,094,500	10,959,052
China Unicom (Hong Kong) Ltd.	3,602,000	4,768,552
CNOOC Ltd.	3,355,000	4,160,173
Esprit Holdings Ltd.	997,500	5,566,658
Hong Kong Exchanges & Clearing Ltd.	567,700	8,841,413
Li & Fung Ltd.	786,000	2,109,509
Ports Design Ltd.	494,500	1,163,822
Tencent Holdings Ltd.	188,000	2,194,128

		45,754,850

DENMARK - 4.0%
Novo Nordisk AS, B Shares	156,666	8,468,911
Novozymes AS, B Shares	30,858	2,505,047
Vestas Wind Systems AS (a)	141,753	10,159,161

		21,133,119

FRANCE - 4.7%
Essilor International SA	237,594	11,324,220
L’Oreal SA	122,908	9,184,448
PPR	53,800	4,388,527

		24,897,195

GERMANY - 6.5%
Adidas AG	203,713	7,726,359
Celesio AG	273,990	6,291,191
Q-Cells AG (a)	287,510	5,875,732
SAP AG	358,656	14,387,773

		34,281,055

ISRAEL - 0.5%
Teva Pharmaceutical Industries Ltd. ADR	51,200	2,526,208

ITALY - 1.3%
Intesa Sanpaolo (a)	2,191,522	7,054,691

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

Company	Shares	U. S. $ Value

JAPAN - 17.3%
Canon, Inc.	418,600	$13,709,654
Hoya Corp.	261,700	5,251,088
Japan Tobacco, Inc.	2,648	8,288,293
Kyocera Corp.	27,900	2,102,223
Mitsui Sumitomo Insurance Group Holdings, Inc.	430,100	11,300,238
Nintendo Co., Ltd.	47,700	13,165,269
Rakuten, Inc.	12,680	7,635,467
Rohm Co., Ltd.	60,300	4,393,522
SMC Corp.	65,600	7,064,145
Toyota Motor Corp.	261,700	9,954,283
Trend Micro, Inc.	74,000	2,369,902
Yamada Denki Co., Ltd.	111,000	6,476,965

		91,711,049

LUXEMBOURG - 0.6%
Oriflame Cosmetics SA	67,256	2,912,342
Reinet Investments SCA (a)	39,281	520,671

		3,433,013

MEXICO - 1.3%
America Movil SA de CV, Series L ADR	122,100	4,727,712
Wal-Mart de Mexico SA de CV, Series V	748,500	2,219,314

		6,947,026

NETHERLANDS - 0.5%
James Hardie Industries NV CDI (a)	765,851	2,600,439

RUSSIA - 1.5%
Gazprom ADR Reg S	380,950	7,714,237

SINGAPORE - 0.7%
Singapore Exchange Ltd.	733,000	3,595,744

SOUTH AFRICA - 0.5%
Impala Platinum Holdings Ltd.	119,200	2,630,967

SOUTH KOREA - 1.5%
Samsung Electronics Co., Ltd.	12,300	5,715,766
Samsung Fire & Marine Insurance Co., Ltd.	16,074	2,372,081

		8,087,847

SPAIN - 4.3%
Banco Santander SA	1,150,175	13,809,792
Industria de Diseno Textil SA	186,028	8,916,055

		22,725,847

SWEDEN - 4.9%
Atlas Copco AB, A Shares	1,382,114	13,780,379
Sandvik AB	882,812	6,523,227
Svenska Handelsbanken AB, A Shares	295,066	5,550,684

		25,854,290

SWITZERLAND - 6.2%
ABB Ltd. (a)	267,000	4,193,242
Compagnie Financiere Richemont SA	321,549	6,676,085
Geberit AG	41,957	5,154,205
Syngenta AG	31,430	7,289,980
UBS AG (a)	773,605	9,453,552

		32,767,064

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

Company	Shares	U. S. $ Value

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	492,081	$4,630,482

TURKEY - 1.1%
Turkiye Garanti Bankasi AS (a)	2,202,300	5,963,786

UNITED KINGDOM - 18.4%
BG Group Plc.	297,051	4,980,039
BHP Billiton Plc.	613,355	13,777,811
Britsh American Tobacco Plc.	545,659	15,033,884
Bunzl Plc.	458,059	3,790,630
Capita Group Plc.	303,149	3,567,076
Lloyds TSB Group Plc.	2,476,130	2,851,615
Meggitt Plc.	2,241,439	5,850,731
Rolls-Royce Group Plc. (a)	1,501,701	8,940,168
Rolls-Royce Group Plc., C Shares Entitlement (a)	84,144,145	138,573
SABMiller Plc.	247,000	5,023,632
Signet Jewelers Ltd. (a)	175,100	3,538,218
Standard Chartered Plc.	622,980	11,695,880
Tesco Plc.	2,255,870	13,136,518
William Morrison Supermarkets Plc.	1,252,000	4,876,289

		97,201,064

Total Common Stocks
(cost $514,509,116)		501,475,869

PREFERRED STOCKS - 2.8%
BRAZIL - 1.7%
Itau Unibanco Holding SA ADR	576,200	9,121,246

GERMANY - 1.1%
Porsche Automobil Holding SE	89,086	5,972,922

Total Preferred Stocks
(cost $17,849,890)		15,094,168

TOTAL INVESTMENTS - 97.6%
(cost $532,359,006)		516,570,037
Other assets less liabilities - 2.4%		12,619,339

NET ASSETS - 100.0%		$529,189,376

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $532,359,006)	$516,570,037
Cash	10,635,093
Foreign cash, at value (cost $1,733,088)	1,734,667
Receivable for investments sold	1,734,635
Dividends and interest receivable	688,943
Tax reclaims receivable	223,152
Other assets	26,807

Total Assets	531,613,334

LIABILITIES
Payable for investments purchased	1,734,236
Management fee payable	273,388
Servicing fee payable	268,260
Accrued expenses	148,074

Total Liabilities	2,423,958

NET ASSETS	$529,189,376

COMPOSITION OF NET ASSETS
Paid-in capital	$566,933,098
Undistributed net investment income	3,238,327
Accumulated net realized loss on investments and foreign currency transactions	(25,221,085)
Net unrealized depreciation in value of investments and foreign currencies	(15,760,964)

$529,189,376

NET ASSET VALUE, PER SHARE

Class 1 ($96,231,043 / 14,239,070 shares outstanding), unlimited authorized, no par value	$6.76

Maximum Purchase Price Per Share (Note E)	$6.77

Minimum Redemption Price Per Share (Note E)	$6.75

Class 2 ($173,097,975 / 25,560,257 shares outstanding), unlimited authorized, no par value	$6.77

Maximum Purchase Price Per Share (Note E)	$6.78

Minimum Redemption Price Per Share (Note E)	$6.76

Class 4 ($259,860,358 / 38,265,732 shares outstanding), unlimited authorized, no par value	$6.79

Maximum Purchase Price Per Share (Note E)	$6.80

Minimum Redemption Price Per Share (Note E)	$6.78

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (unaudited)	Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $659,812)	$5,688,916
Interest	1,889

Total Investment Income	5,690,805

EXPENSES
Management fee (Note B)	493,248
Shareholder Servicing fees - Class 1 Shares (Note B)	122,267
Shareholder Servicing fees - Class 2 Shares (Note B)	109,563
Shareholder Servicing fees - Class 4 Shares (Note B)	184,893
Fund Accounting	125,009
Legal	106,754
Custody	37,171
Professional fees	35,306
Trustees’ fees	14,508
Transfer Agency	4,598
Miscellaneous	8,946

Total Expenses	1,242,263

Net Investment Income	4,448,542

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(2,888,820)
Foreign currency transactions	121,898

(2,766,922)

Net unrealized appreciation on:
Investments	56,319,458
Translation of assets and liabilities in foreign currencies	44,085

56,363,543

Net realized and unrealized gain on investments and foreign currency transactions	53,596,621

NET INCREASE IN NET ASSETS FROM OPERATIONS	$58,045,163

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2009 (unaudited)	For the Period March 6, 2008* through December 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,448,542	$2,522,990
Net realized loss from investments and foreign currency transactions	(2,766,922)	(22,292,852)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	56,363,543	(72,124,507)

Net increase (decrease) in net assets from operations	58,045,163	(91,894,369)

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	-	(1,037,021)
Class 3	-	(2,857,495)

Total Dividends	-	(3,894,516)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	87,309,480	-
Class 2	112,763,713	112,803,880
Class 3	-	289,420,000
Class 4	230,894,054	-
Purchase premiums:
Class 1	54,468	-
Class 2	84,792	192,533
Class 3	-	543,587
Class 4	181,328	-
Redemption fees:
Class 1	15	-
Class 2	53	-
Class 4	255	-
Dividends and distributions reinvested:
Class 2	-	1,037,021
Class 3	-	2,857,495
Cost of shares redeemed:
Class 2	(40,315,191)	-
Class 3	(230,894,385)	-

Increase in Net Assets from Transactions in Shares of Beneficial Interest	160,078,582	406,854,516

Total Increase in Net Assets	218,123,745	311,065,631

NET ASSETS
Beginning of period	311,065,631	-

End of period (undistributed (distributions in excess of) net investment income of $3,238,327 and $(1,210,215), respectively)	$529,189,376	$311,065,631

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 1 Share outstanding throughout the period:

For the Period January 2, 2009(a) through June 30, 2009 (unaudited)

Net asset value, beginning of period	$6.01

From Investment Operations
Net investment income(b)	0.07
Net realized and unrealized gain on investments and foreign currency transactions	0.67

Net increase in net asset value from investment operations	0.74

Proceeds from Purchase Premiums and Redemption Fees	0.01

Net asset value, end of period	$6.76

Total Return
Total investment return based on net asset value(c)	12.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,231
Ratio of net expenses to average net assets(d)	0.93%*
Ratio of net investment income to average net assets	2.41%*
Portfolio turnover rate	6%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.98% for Class 3 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Period March 6, 2008(a) through December 31, 2008

Net asset value, beginning of period	$5.85	$10.00

From Investment Operations
Net investment income(b)	0.06	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.85	-4.20

Net increase (decrease) in net asset value from investment operations	0.91	-4.10

Dividends to Shareholders
Dividends from net investment income	-	-0.07

Proceeds from Purchase Premiums and Redemption Fees	0.01	0.02

Net asset value, end of period	$6.77	$5.85

Total Return
Total investment return based on net asset value(c)	15.73%	-40.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,098	$86,508
Ratio of net expenses to average net assets(d)	0.77%*	0.75%*
Ratio of net investment income to average net assets	2.03%*	1.75%*
Portfolio turnover rate	6%	16%

*	Annualized.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford EAFE Fund

Selected data for a Class 4 Share outstanding throughout the period:

For the Period January 2, 2009(a) through June 30, 2009 (unaudited)

Net asset value, beginning of period	$6.03

From Investment Operations
Net investment income(b)	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.68

Net increase in net asset value from investment operations	0.76

Proceeds from Purchase Premiums and Redemption Fees	0.00@

Net asset value, end of period	$6.79

Total Return
Total investment return based on net asset value(c)	12.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$259,860
Ratio of net expenses to average net assets(d)	0.61%*
Ratio of net investment income to average net assets	2.74%*
Portfolio turnover rate	6%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)

The Manager has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund’s total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.70% for Class 3 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

	U. S. $ Value	% of Total Net Assets

Auto Manufacturers	$3,287,012	1.6%
Banks	34,754,503	17.2
Beverages, Food & Tobacco	1,808,664	0.9
Chemicals	3,041,990	1.5
Computers	3,467,574	1.7
Construction & Building Materials	4,992,380	2.5
Diversified Financial Services	17,690,485	8.8
Diversified Industrials	1,941,999	1.0
Electronic & Electrical Equipment	29,794,085	14.8
Energy - Alternate Sources	923,467	0.5
Insurance	7,507,265	3.7
Internet	2,980,791	1.5
Investment Companies	1,257,900	0.6
Media & Photography	4,056,057	2.0
Mining & Metals	11,772,742	5.9
Motorcycles	2,719,055	1.4
Oil & Gas	26,712,765	13.3
Retailers - General	20,875,739	10.4
Telecommunication Services	15,036,423	7.5
Transportation	3,053,170	1.5

Total Value of Investments	197,674,066	98.3
Other assets less liabilities	3,336,254	1.7
Net Assets	$201,010,320	100.0%

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

Company	Shares	U. S. $ Value

COMMON STOCKS - 92.6%
BRAZIL - 10.5%
All America Latina Logistica	226,000	$1,387,274
B2W Companhia Global do Varejo	62,300	1,160,297
BM&F BOVESPA SA	196,900	1,175,492
Cia Brasileira de Meios de Pagamento (a)	116,300	999,926
Lojas Renner SA	153,400	1,698,530
OGX Petroleo e Gas Participacoes SA (a)	8,500	4,358,820
Petroleo Brasileiro SA ADR	185,800	7,614,084
Vale SA ADR	153,100	2,699,153

		21,093,576

CHILE- 0.5%
Sociedad Quimica y Minera de Chile SA ADR	24,300	879,417

CHINA - 20.8%
Baidu, Inc. ADR (a)	9,900	2,980,791
Bank of China Ltd., Class H	7,461,000	3,552,376
BYD Co., Ltd., Class H (a)	1,481,500	5,868,614
China Construction Bank Corp., Class H	5,109,000	3,961,922
China Insurance International Holdings Co., Ltd. (a)	1,027,000	2,173,251
China Merchants Bank Co., Ltd., Class H	1,247,600	2,855,778
China Mobile Ltd.	239,500	2,398,075
China National Building Material Co., Ltd., Class H	562,000	1,089,185
China Resources Enterprise Ltd.	1,068,000	2,141,498
China Shenhua Energy Co., Ltd., Class H	968,000	3,565,964
China Unicom (Hong Kong) Ltd.	2,488,000	3,293,770
CNPC Hong Kong Ltd.	3,040,000	2,510,435
GOME Electrical Appliances Holdings Ltd.	11,817,000	2,942,795
Inspur International Ltd.	6,810,000	1,168,676
Parkson Retail Group Ltd.	920,000	1,315,295

		41,818,425

COLOMBIA - 0.9%
Bancolombia SA ADR	61,400	1,872,700

CZECH REPUBLIC - 0.5%
CEZ AS	20,547	923,467

EGYPT - 0.1%
Egyptian Financial Group - Hermes Holding	30,810	125,190

INDIA - 9.0%
ACC Ltd.	78,400	1,253,205
Bharat Heavy Electricals Ltd.	25,100	1,154,820
Hero Honda Motors Ltd.	93,200	2,719,055
Housing Development Finance Corp., Ltd.	51,700	2,530,499
Jindal Steel & Power Ltd.	68,200	3,546,030
Mahindra & Mahindra Ltd.	28,238	407,463
Reliance Capital Ltd.	229,050	4,301,292
Reliance Industries Ltd. GDR (a)	51,200	2,162,573

		18,074,937

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

Company	Shares	U. S. $ Value

INDONESIA - 5.1%
PT Astra International Tbk	1,235,000	$2,879,549
PT Bank Mandiri	9,070,500	2,821,341
PT Bank Rakyat Indonesia	4,036,500	2,491,301
PT Indosat Tbk	176,500	86,024
PT Telekomunikasi Indonesia Tbk	2,790,500	2,050,331

		10,328,546

IRELAND - 0.4%
Kenmare Resources Plc. (a)	2,451,061	766,940

MEXICO - 5.2%
America Movil SA de CV, Series L ADR	120,200	4,654,144
Fomento Economico Mexicano, SAB de CV ADR	56,100	1,808,664
Grupo Financiero Banorte SA de CV, Class O	776,311	1,880,323
Wal-Mart de Mexico SA de CV, Series V	713,180	2,114,590

		10,457,721

RUSSIA - 4.4%
Gazprom ADR Reg S	196,750	3,984,188
Mobile TeleSystems ADR	21,200	782,916
Rosneft Oil Co. GDR (a)	416,500	2,332,400
Vimpel-Communications ADR (a)	69,500	818,015
X5 Retail Group NV GDR (a)	66,000	1,006,500

		8,924,019

SOUTH AFRICA - 3.4%
Lonmin PLC (a)	61,843	1,194,655
Massmart Holdings Ltd.	158,528	1,642,245
Naspers Ltd., Class N	154,300	4,056,057

		6,892,957

SOUTH KOREA - 10.4%
Cheil Industries, Inc.	53,900	1,941,999
Hyundai Development Co.	57,500	1,821,206
KB Financial Group, Inc. (a)	58,100	1,951,945
NHN Corp. (a)	13,300	1,842,655
Samsung Electronics Co., Ltd.	15,500	7,202,794
Samsung Fire & Marine Insurance Co., Ltd.	22,300	3,290,867
Shinsegae Co., Ltd.	7,150	2,834,295

		20,885,761

TAIWAN - 12.3%
Advanced Semiconductor Engineering, Inc.	1,827,000	1,055,216
China Life Insurance Co., Ltd. (a)	4,324,880	2,043,147
China Trust Financial Holding Co., Ltd.	1,885,000	1,137,550
Evergreen Marine Corp.	3,343,000	1,665,896
Far Eastern Department Stores Ltd.	2,900,524	2,851,018
Hon Hai Precision Industry Co., Ltd. GDR Reg S	1,492,437	4,616,957
HTC Corp. (a)	114,900	1,624,919
MediaTek, Inc. (a)	175,000	2,090,826
Polaris Securities Co., Ltd.	2,186,000	1,102,661
SinoPac Financial Holdings Co., Ltd.	3,116,000	1,092,167
Taiwan Cement Corp.	866,000	828,784
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,799,314	4,666,945

		24,776,086

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (concluded)
June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

Company	Shares	U. S. $ Value

THAILAND - 1.5%
Bank of Ayudhya PCL NVDR	7,167,400	$3,050,405

TURKEY - 4.6%
Turkiye Garanti Bankasi AS (a)	1,992,526	5,395,722
Turkiye Is Bankasi, Class C	1,310,020	3,871,560

		9,267,282

TURKMENISTAN - 2.7%
Dragon Oil Plc. (a)	912,645	5,463,365

UNITED KINGDOM - 0.1%
International Personal Finance	142,626	172,052

VIETNAM - 0.2%
Vietnam Resource Investments Holdings Ltd. (a)	81,700	449,350

Total Common Stocks (cost $156,189,160)		186,222,196

PREFERRED STOCKS - 5.7%
BRAZIL — 4.8%
Banco Bradesco SA	195,700	2,875,885
Bradespar SA	96,600	1,257,900
Companhia Energetica de Minas Gerais	93,875	1,259,778
Itausa - Investimentos Itau SA	732,802	3,226,901
Net Servicos de Comunicacao SA	97,800	953,148

		9,573,612

SOUTH KOREA—0.9%
Samsung Electronics Co., Ltd.	6,135	1,878,135

Total Preferred Stocks (cost $9,317,045)		11,451,747

WARRANTS(a) - 0.0%
VIETNAM - 0.0%
Vietnam Resource Investments Holdings Ltd. expiring on 6/18/10 (cost $0)	8,170	123

TOTAL INVESTMENTS - 98.3% (cost $165,506,205)		197,674,066
Other assets less liabilities - 1.7%		3,336,254

NET ASSETS - 100.0%		$201,010,320

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $165,506,205)	$197,674,066
Cash	788,400
Foreign cash, at value (cost $3,129,100)	3,227,230
Receivable for investments sold	4,038,648
Dividends and interest receivable	701,315
Other assets	7,716

Total Assets	206,437,375

LIABILITIES
Payable for investments purchased	3,802,782
Payable for deferred Indian capital gains tax	1,158,200
Management fee payable	219,381
Servicing fee payable	59,180
Unrealized depreciation on forward foreign currency contracts	522
Accrued expenses and other liabilities	186,990

Total Liabilities	5,427,055

NET ASSETS	$201,010,320

COMPOSITION OF NET ASSETS
Paid-in capital	$196,885,211
Undistributed net investment income	641,971
Accumulated net realized loss on investments and foreign currency transactions	(27,610,722)
Net unrealized appreciation in value of investments and foreign currencies (net of deferred Indian capital gains tax)	31,093,860

$201,010,320

NET ASSET VALUE, PER SHARE

Class I ($9,382,389 / 760,101 shares outstanding), unlimited authorized, no par value	$12.34

Maximum Purchase Price Per Share (Note E)	$12.37

Minimum Redemption Price Per Share (Note E)	$12.31

Class II ($33,127,366 / 2,690,563 shares outstanding), unlimited authorized, no par value	$12.31

Maximum Purchase Price Per Share (Note E)	$12.34

Minimum Redemption Price Per Share (Note E)	$12.28

Class III ($158,500,565 / 12,899,548 shares outstanding), unlimited authorized, no par value	$12.29

Maximum Purchase Price Per Share (Note E)	$12.32

Minimum Redemption Price Per Share (Note E)	$12.26

The accompanying notes are an integral part of the financial statements.	Page 26

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (unaudited)	Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $158,069)	$1,638,350
Interest	8,065

Total Investment Income	1,646,415

EXPENSES
Management fee (Note B)	365,498
Shareholder servicing fees - Class I Shares (Note B)	10,805
Shareholder servicing fees - Class II Shares (Note B)	31,163
Shareholder servicing fees - Class III Shares (Note B)	58,453
Legal	63,987
Fund Accounting	48,808
Custody	43,779
Insurance	16,182
Transfer Agency	10,470
Professional fees	5,380
Trustees’ fees	4,843

Total Expenses	659,368

Net Investment Income	987,047

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(13,342,731)
Foreign currency transactions	(61,673)

(13,404,404)

Net change in unrealized appreciation on:
Investments (net of deferred Indian capital gains tax of $1,158,200)	72,562,175
Translation of assets and liabilities in foreign currencies	86,958

72,649,133

Net realized and unrealized gain on investments and foreign currency transactions	59,244,729

NET INCREASE IN NET ASSETS FROM OPERATIONS	$60,231,776

The accompanying notes are an integral part of the financial statements.	Page 27

STATEMENTS OF CHANGES IN NET ASSETS	Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$987,047	$1,934,487
Net realized loss from investments and foreign currency transactions	(13,404,404)	(12,490,433)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies (net of deferred Indian capital gains tax)	72,649,133	(128,480,331)

Net increase (decrease) in net assets from operations	60,231,776	(139,036,277)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class I	-	(208,253)
Class III	-	(2,545,065)
Capital gains:
Class I	-	(2,074,941)
Class III	-	(14,664,732)
Return of capital:
Class I	-	(18,536)
Class III	-	(356,360)

Total Dividends and Distributions	-	(19,867,887)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class I	-	14,962,500
Class II	23,374,000	-
Class III	9,869,440	41,680,781
Purchase premiums:
Class I	1,182	9,044
Class II	4,176	-
Class III	19,641	103,456
Dividends and distributions reinvested:
Class I	-	2,301,731
Class III	-	17,566,156
Cost of shares redeemed:
Class I	-	(11,634,628)
Class III	(23,374,000)	-

Increase in Net Assets from Transactions in Shares of Beneficial Interest	9,894,439	64,989,040

Total Increase (Decrease) in Net Assets	70,126,215	(93,915,124)

NET ASSETS
Beginning of period	130,884,105	224,799,229

End of period (undistributed (distributions in excess of) net investment income of $641,971 and $(345,076), respectively)	$201,010,320	$130,884,105

The accompanying notes are an integral part of the financial statements.	Page 28

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class I Share outstanding throughout each period:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Period November 15, 2007(a) through December 31, 2007

Net asset value, beginning of period	$8.51	$22.21	$30.53

From Investment Operations
Net investment income (loss)(b)	0.05	0.21	-0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.78	-12.24	-0.16

Net increase (decrease) in net asset value from investment operations	3.83	-12.03	-0.20

Dividends and Distributions to Shareholders
Dividends from net investment income	-	-0.17	-0.45
Distributions from net realized gain on investments	-	-1.48	-7.68
Return of capital	-	-0.03	-

Total Dividends and Distributions	-	-1.68	-8.13

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01	0.01

Net asset value, end of period	$12.34	$8.51	$22.21

Total Return
Total investment return based on net asset value(c)	45.01%	-56.52%	-0.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,382	$6,472	$14,879
Ratio of net expenses to average net assets	1.06%*	1.10%	1.37%*
Ratio of net investment income to average net assets	1.14%*	1.19%	-1.12%*
Portfolio turnover rate	31%	61%	61%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class II Share outstanding throughout the period:

For the Period January 2, 2009(a) through June 30, 2009 (unaudited)

Net asset value, beginning of period	$8.69

From Investment Operations
Net investment income(b)	0.06
Net realized and unrealized gain on investments and foreign currency transactions	3.56

Net increase in net asset value from investment operations	3.62

Proceeds from Purchase Premiums and Redemption Fees	0.00@

Net asset value, end of period	$12.31

Total Return
Total investment return based on net asset value(c)	41.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,127
Ratio of net expenses to average net assets	1.01%*
Ratio of net investment income to average net assets	1.22%*
Portfolio turnover rate	31%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Baillie Gifford Emerging Markets Fund

Selected data for a Class III Share outstanding throughout each period:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004

Net asset value, beginning of period	$8.47	$22.17	$21.42	$19.78	$16.61	$15.03

Income From Investment Operations
Net investment income (a)	0.06	0.16	0.38	0.25	0.30	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.76	-12.15	9.45	7.24	6.36	3.36

Net increase (decrease) in net asset value from investment operations	3.82	-11.99	9.83	7.49	6.66	3.62

Dividends and Distributions to Shareholders
Dividends from net investment income	-	-0.21	-0.50	-0.18	-0.34	-0.75
Distributions from net realized gain on investments	-	-1.48	-8.61	-5.68	-3.15	-1.29
Return of capital	-	-0.03	-	-	-	-

Total Dividends and Distributions	-	-1.72	-9.11	-5.86	-3.49	-2.04

Proceeds from Purchase Premiums and Redemption Fees	0.00@	0.01	0.03	0.01	-	-

Net asset value, end of period	$12.29	$8.47	$22.17	$21.42	$19.78	$16.61

Total Return
Total investment return based on net asset value (b)	45.10%	-56.41%	46.59%	38.30%	40.47%	24.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,501	$124,412	$209,920	$161,874	$127,251	$114,351
Ratio of net expenses to average net assets	0.85%*	0.87%	0.87%	0.88%	0.96%	0.77%
Ratio of net investment income to average net assets	1.36%*	1.04%	1.48%	1.10%	1.61%	1.67%
Portfolio turnover rate	31%	61%	61%	50%	48%	80%

*	Annualized.
@	Amount is less than $0.005.
(a)	Commencement of investment operations.
(a)	Calculated based upon average shares outstanding during the period.
(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (unaudited)

Note A – Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund (“International Equity Fund”), Baillie Gifford EAFE Fund (“EAFE Fund”) and Baillie Gifford Emerging Markets Fund (“Emerging Markets Fund”) (each, a “Fund”, and collectively, the “Funds”) is a series of Baillie Gifford Funds (the “Trust”). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001, as subsequently amended. International Equity Fund and EAFE Fund offer four classes of shares, Class 1, Class 2, Class 3 and Class 4 shares and Emerging Markets Fund offers Class I, Class II and Class III shares (unlimited number of shares are authorized, without par value). At June 30, 2009, shares issued and outstanding for the International Equity Fund were of Class 1 and Class 2 shares, shares issued and outstanding for the EAFE Fund were of Class 1, Class 2 and Class 4 shares and shares issued and outstanding for the Emerging Markets Fund were of Class I, Class II and Class III.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the “Manager”), pursuant to procedures approved by the trustees of the Trust (the “Trustees”). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

NOTES TO FINANCIALS (unaudited) (continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds’ net asset values. If events materially affecting the value of the Funds’ portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

Fair Value Measurement

The Funds have adopted Financial Accounting (“FAS 157”), Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

International Equity Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$151,092,857	$-	$-
Preferred Stocks	3,221,132	-	-

	154,313,989	-	-
Other Financial Instruments*	-	12,717	-

Total	$154,313,989	$12,717	$-

NOTES TO FINANCIALS (unaudited) (continued)

EAFE Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$501,337,296	$138,573	$-
Preferred Stocks	15,094,168	-	-

	516,431,464	138,573	-
Other Financial Instruments*	-	-	-

Total	$516,431,464	$138,573	$-

Emerging Markets Fund	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$185,772,846	$449,350	$-
Preferred Stocks	11,451,747	-	-
Warrants	-	123	-

	197,224,593	449,473	-
Other Financial Instruments*	-	(522)	-

Total	$197,224,593	$448,951	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets, and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment

NOTES TO FINANCIALS (unaudited) (continued)

to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

At June 30, 2009, the Funds had the following forward currency contracts:

International Equity Fund

Settlement Date		Contracts To Deliver	In Exchange For		Unrealized Gain

7/06/2009	GBP	(407,902)	USD	(671,752)	$4,978
7/06/2009	ZAR	5,289,268	USD	684,469	7,739

	Net Unrealized Appreciation on
	Forward Foreign Currency Contracts				$12,717

Emerging Markets Fund

Settlement Date		Contracts To Deliver	In Exchange For		Unrealized Loss

7/06/2009	THB	5,390,791	USD	158,217	$(522)

	Net Unrealized Depreciation on
	Forward Foreign Currency Contracts				$(522)

Currency Legend:

GBP-British Pound
THB – Thailand Baht
USD-United States Dollar
ZAR-South African Rand

NOTES TO FINANCIALS (unaudited) (continued)

The Funds invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statements of Assets and Liabilities are as follows:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

International Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$12,717

Emerging Markets Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	$ 522

The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts

International Equity Fund
Foreign exchange contracts	$9,793

Emerging Markets Fund
Foreign exchange contracts	(8,103)

NOTES TO FINANCIALS (unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts

International Equity Fund
Foreign exchange contracts	$12,717

Emerging Markets Fund
Foreign exchange contracts	(522)

Securities Transactions and Investment Income

The Funds’ securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Federal Taxes

Each Fund intends to qualify to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds’ shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities may accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2009, the Emerging Markets Fund has recorded a deferred payable of $1,158,200 as an estimate for potential future India capital gains taxes.

Financial Accounting Standards Board (“FASB”) Interpretation 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

NOTES TO FINANCIALS (unaudited) (continued)

applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a reduction in a tax benefit or expense in the current year and recognized as: a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Management has evaluated the application of FIN 48 and has determined it has no impact on the financial statements of the Funds. For the Emerging Markets Fund tax years 2005 through present remain subject to examination by the Internal Revenue Service. For the International Equity Fund and EAFE Fund, the current tax period is subject to examination.

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Currently, the Funds’ policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

At December 31, 2008, the International Equity and EAFE Funds had a capital loss carryforward of $4,019,789 and $16,918,201, respectively, to offset future net capital gains which if unused will expire on December 31, 2016.

Currency losses incurred after October 31 (“post-October Currency losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At December 31, 2008, the International Equity, EAFE and Emerging Markets Funds incurred and will defer post-October Currency losses of $790,464, $1,490,506 and $310,288, respectively.

Realized capital losses incurred after October 31 (“post-October” capital losses) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At December 31, 2008, the International Equity, EAFE and Emerging Markets Funds incurred and will defer post-October capital losses of $4,038,566, $185,298 and $12,084,804, respectively.

For the year ended December 31, 2008, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, were:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital

	2008	2008	2008

International Equity	$1,511,571	$-	$-

EAFE	3,894,516	-	-

Emerging Markets	2,753,306	16,739,685	374,896

NOTES TO FINANCIALS (unaudited) (continued)

Note B – Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund’s average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month).

Fund	Management Fee

International Equity	0.30%

EAFE	0.25%

Emerging Markets	0.50%

For the period ended June 30, 2009, the International Equity, EAFE and Emerging Markets Funds incurred $230,930, $493,248 and $365,498 in management fees, respectively.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.45% and 0.27% of the Fund’s average daily net assets attributed to Class 1 and Class 2, the EAFE Fund pays the Manager a fee at the annualized rate of 0.45%, 0.27% and 0.17% of the Fund’s average daily net assets attributed to Class 1, Class 2 and Class 4, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.30%, 025% and 0.10% of the Fund’s average daily net assets attributable to Class I, Class II and Class III shares, respectively. For the six months ended June 30, 2009, the International Equity Fund incurred $233,347 and $35,747 in shareholder servicing fees for Class 1 and Class 2 shares. For the period ended June 30, 2009, the EAFE Fund incurred $122,267, $109,563 and $184,893 in shareholder servicing fees for Class 1, Class 2 and Class 4 shares, respectively. For the period ended June 30, 2009, the Emerging Markets Fund incurred $10,805, $31,163 and $58,453 in shareholder servicing fees for Class I, Class II and Class III shares, respectively.

The Manager has contractually agreed to waive its fee and/or bear other expenses of the International Equity Fund and EAFE Fund through March 31, 2009 to the extent that International Equity Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.90% for Class 1 shares and 0.72% for Class 2 shares, and to the extent that EAFE Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.98% for Class 1 Shares, 0.80% for Class 2 shares and 0.70% for Class 4 shares.

NOTES TO FINANCIALS (unaudited) (continued)

Note C – Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities), were as follows:

Fund	Purchases	Sales

International Equity	$33,176,815	$9,783,621

EAFE	182,129,678	22,093,186

Emerging Markets	56,546,691	46,359,622

The gross unrealized appreciation/(depreciation) on investments at June 30, 2009, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Gross Unrealized Appreciation (Depreciation)

International Equity	$12,955,039	$(6,628,150)	$6,326,889

EAFE	27,348,340	(43,137,309)	(15,788,969)

Emerging Markets	41,681,456	(9,513,595)	32,167,861

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds’ involvement in such currencies.

Note D – Repurchase Agreements

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Funds of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Funds’ net assets would be so invested. At June 30, 2009, the Funds did not have any repurchase agreements outstanding.

NOTES TO FINANCIALS (unaudited) (continued)

Note E – Transactions in Shares of Beneficial Interest

	International Equity Fund

	Class 1 Shares For the Six Months Ended June 30, 2009		Class 2 Shares For the Six Months Ended June 30, 2009

	Shares	Amount	Shares	Amount

Shares sold	7,708,661	$45,201,010	-	$-

Redemption fees	-	1,221	-	281

Purchase premium	-	32,305	-	7,695

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	-	-	(4,197,505)	(26,242,512)

Net increase (decrease)	7,708,661	$45,234,536	(4,197,505)	($26,234,536)

	International Equity Fund

	Class 1 Shares For the Period July 1, 2008* through December 31, 2008		Class 2 Shares For the Period February 7, 2008* through December 31, 2008

	Shares	Amount	Shares	Amount

Shares sold	10,258,377	$72,724,464	8,250,788	$64,950,000

Redemption fees	-	-	-	-

Purchase premium	-	106,442	-	89,298

Shares issued in reinvestment of dividends and distributions	141,250	856,739	107,759	654,832

Shares redeemed	-	-	-	-

Net increase	10,399,627	$73,687,645	8,358,547	$65,694,130

* Commencement of investment operations.

NOTES TO FINANCIALS (unaudited) (continued)

	EAFE Fund

	Class 2 Shares For the Six Months Ended June 30, 2009		Class 4 Shares For the Six Months Ended June 30, 2009

	Shares	Amount	Shares	Amount

Shares sold	17,477,878	$112,763,713	38,265,732	$230,894,054

Redemption fees	-	53	-	255

Purchase premium	-	84,792	-	181,328

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	(6,693,063)	(40,315,191)	-	-

Net increase	10,784,815	$72,533,367	38,265,732	$231,075,637

	EAFE Fund

	Class 1 Shares For the Period January 2, 2009* through June 30, 2009		Class 3 Shares For the Period January 1, 2009 through January 5, 2009

	Shares	Amount	Shares	Amount

Shares sold	14,239,070	$87,309,480	-	$-

Redemption fees	-	15	-	-

Purchase premium	-	54,468	-	-

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	-	-	-	-
			(38,309,540)	(230,894,385)

Net increase	14,239,070	$87,363,963	(38,309,540)	$(230,894,385)

* Commencement of investment operations.

NOTES TO FINANCIALS (unaudited) (continued)

	EAFE Fund

	Class 2 Shares For the Period March 6, 2008* through December 31, 2008		Class 3 Shares For the Period April 28, 2008* through December 31, 2008

	Shares	Amount	Shares	Amount

Shares sold	14,598,325	$112,803,880	37,822,063	$289,420,000

Redemption fees	-	-	-	-

Purchase premium	-	192,533	-	543,587

Shares issued in reinvestment of dividends and distributions	177,117	1,037,021	487,477	2,857,495

Shares redeemed	-	-	-	-

Net increase	14,775,442	$114,033,434	38,309,540	$292,821,082

*Commencement of investment operations.

	Emerging Markets Fund

	Class I Shares For the Six Months Ended June 30, 2009		Class III Shares For the Six Months Ended June 30, 2009

	Shares	Amount	Shares	Amount

Shares sold	-	$-	905,178	$9,869,440

Redemption fees	-	-	-	-

Purchase premium	-	1,182	-	19,641

Shares issued in reinvestment of dividends and distributions	-	-	-	-

Shares redeemed	-	-	(2,698,048)	(23,374,000)

Net increase (decrease)	-	$1,182	(1,792,870)	$(13,484,919)

NOTES TO FINANCIALS (unaudited) (continued)

	Emerging Markets Fund

	Class II Shares For the Period January 2, 2009* through June 30, 2009

	Shares	Amount

Shares sold	2,690,563	$23,374,000

Redemption fees	-	-

Purchase premium	-	4,176

Shares issued in reinvestment of dividends and distributions	-	-

Shares redeemed	-	-

Net increase	2,690,563	$23,378,176

* Commencement of investment operations.

	Emerging Markets Fund

	Class I Shares For the Year Ended December 31, 2008		Class III Shares For the Year Ended December 31, 2008

	Shares	Amount	Shares	Amount

Shares sold	795,484	$14,962,500	3,770,649	$41,680,781

Redemption fees	-	-	-	-

Purchase premium	-	9,044	-	103,456

Shares issued in reinvestment of dividends and distributions	175,143	2,301,731	1,451,265	17,566,156

Shares redeemed	(880,404)	(11,634,628)	-	-

Net increase	90,223	$5,638,647	5,221,914	$59,350,393

NOTES TO FINANCIALS (unaudited) (continued)

The International Equity Fund charges purchase premiums (20 basis points) in the case of cash investments and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Fund charges purchase premiums (20 basis points) in the case of cash investments and redemption fees (15 basis points) in the case of cash redemptions and the Emerging Markets Fund charges purchase premiums (25 basis points) in the case of cash investments and redemption fees (25 basis points) in the case of cash redemptions. All purchase premiums and redemption fees are paid to and retained by the Funds and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager’s discretion.

For the International Equity Fund, at June 30, 2009, The Colorado Trust, located at 1600 Sherman Street, Denver, CO 80203, owned 18.72% of the voting securities of the Fund; Smithfield Food’s, Inc., located at 200 Commerce Street, Smithfield, VA 23430, owned 18.22% of the voting securities of the Fund; Georgia Tech Foundation, Inc., located at 760 Spring Street NW, Suite 400, Atlanta, GA 30308, owned 16.38% of the voting securities of the Fund; P.H. Glatfelter Company Master Retirement Trust., located at 96 South George Street, Suite 400, York, PA 17401, owned 15.60% of the voting securities of the Fund; ProMedica Health System Trust, located at 1801 Richards Road, Toledo, OH, owned 14.14% of the voting securities of the Fund; The Scripps Research Institute, located at 10550 North Torrey Pines Road, TPC-16, La Jolla, CA 92037 owned 9.28% of the voting securities of the Fund. The NSTAR Retirees Benefit Trust, located at One NSTAR Way, SE260, Westwood, MA 02090, owned 7.66% of the voting securities of the Fund.

For the EAFE Fund, at June 30, 2009, Kentucky Teachers’ Retirement System, located at 479 Versailles Road, Frankfort, KY, 40601-3800, owned 49.11% of the voting securities of the Fund; City of Jacksonville, located at 117 West Duvall Street, Suite 300, Jacksonville, FL, 32202, owned 13.69% of the voting securities of the Fund; Anadarko Petroleum Corporation Master Trust, located at 1201 Lake Robbins Drive, The Woodlands, TX, 77380, owned 8.68% of the voting securities of the Fund; Creighton University, located at 2500 California Plaza, Omaha, NE, 68178, owned 4.52% of the voting securities of the Fund; St. Louis University, located at 3545 Lafayette Avenue, 6th Floor, St. Louis, MO, 63104, owned 4.00% of the voting securities of the Fund; Iowa Public Safety Peace Officers Retirement, Accident and Disability System, located at State Capitol Building, Room 114, Des Moines, IA, 50319, owned 6.92% of the voting securities of the Fund; Austin Firefighter Relief & Retirement Fund, located at 4101 Parkstone Heights Drive, Suite 270, Austin, TX, 78746, owned 6.30% of the Voting securities of the Fund; Iowa Peace Judicial Retirement System, located at State Capitol Building, Room 114, Des Moines, IA, 50319, owned 3.42% of the voting securities of the Fund and Piedmont Hospital, located 1938 Peidmont Road, 7th Floor, Atlanta, GA, 30309, owned 3.36% of the voting securities of the Fund.

For the Emerging Markets Fund, at June 30, 2009, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 “O” Street, Suite 500, Lincoln, NE 68506, owned 49.56% of the voting securities of the Fund; the Fire and Police Pension Association of Colorado, located at 5290 DTC Parkway, Suite 100, Greenwood Village, CO 80111-2721, owned 16.48% of the voting securities of the Fund; The William Penn Foundation, located at Two Logan Square, 11th Floor, 100 North 18th Street, Philadelphia, PA, 19103, owned 18.26% of the voting securities of the Fund; Casey Family Programs, located at 1300 Dexter Avenue N, Floor 3, Seattle, WA, 98109, owned 11.03% of the voting securities of the Fund; and the Guardian Life Assurance Company of America, located at 7 Hanover Square, 20th Floor, New York, NY 10004, owned 4.67% of the voting securities of the Fund.

NOTES TO FINANCIALS (unaudited (concluded)

Note F – Commitments and Contingencies

Each of the Funds indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G – Recent Accounting Pronouncement

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles—a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards Codification™ (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements.

Note H – Subsequent Event

In accordance with the provisions of Statement of Financial Accounting Standards No. 165 Subsequent Event, management of the Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 25, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Supplemental Information (unaudited)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)	Number of Funds in Fund complex overseen by Trustee
Trustees
John G. Barrie, Jr. Age: 69	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).	3

George W. Browning Age: 67	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment manager).	3
Bruce C. Long Age: 64	Trustee	Since 2009	Consultant, DALBAR, Inc., (financial measurements). Formerly: Executive Vice President, Guardian Life Insurance (financial services)	3
Interested Trustee
Peter Hadden(4) Age: 52	Trustee, Vice President	Since 2009	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	3
Officers (other than Officers who are also Trustees)
Edward H. Hocknell Age: 48	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Alan Paterson Age: 41	Vice President	Since 2000	Partner, Baillie Gifford & Co. (investment manager).	N/A

Dickson Jackson Age: 37	Vice President	Since 2005	Head of Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager); formerly, Treasurer of the Trust (2001 to 2005).	N/A
Andrew Telfer Age: 42	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Director, Baillie Gifford Overseas Limited (investment adviser).	N/A
Peter Cooke Age: 44	Vice President	Since 2008	Partner, Baillie Gifford & Co. (investment manager); Chief Executive, Baillie Gifford Overseas Limited (investment adviser).	N/A
Nigel Cessford Age: 46	Treasurer	Since 2005	Head of Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment manager).	N/A
Angus N.G. Macdonald Age: 43	Secretary	Since 2000	Head of Legal for the Baillie Gifford Group (investment manager).	N/A
Graham Laybourn Age: 42	Chief Compliance Officer	Since 2005	Compliance Officer, Baillie Gifford Group (investment manager).	N/A

Supplemental Information (unaudited) (concluded)

(1)	The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2)

There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the Trustees at any time.

(3)	Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4)

Mr. Hadden is an “interested person” (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with the Manager (Baillie Gifford Overseas Ltd.) and his role as an officer of the Trust.

Additional information regarding the Trustees is available upon request, without charge, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

Each of the Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited)

          On June 22, 2009, the Board of Trustees (the “Board”) of the Baillie Gifford Funds (the “Trust”) approved the renewal of the investment advisory agreements (each an “Advisory Agreement”) between the Trust on behalf of the Emerging Markets Fund, the International Equity Fund and the EAFE Fund (individually, the “Fund” and collectively, the “Funds”) and Baillie Gifford Overseas Limited (the “Manager”). As part of the review process, prior to Board approval, the Independent Trustees (those trustees who are not interested persons as defined by the Investment Company Act of 1940) of the Board met via telephone conference on June 18, 2009 and in person on June 22, 2009 independently of Trust management and of the interested trustee of the Board to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, “Lipper”), independent legal counsel and Trust counsel with respect to contract renewal. The Independent Trustees then presented their findings and recommendations to the Board.

          Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew the respective Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below.

          The Board considered the nature, extent and quality of the services provided by the Manager to the Funds. The Board noted that, pursuant to each Advisory Agreement, the Manager provides portfolio management services to the Funds and that, pursuant to a separate Shareholder Service Plan, the Manager provides services to shareholders of the Funds. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund’s performance, management fee (including the shareholder service fee) and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. The Board also reviewed the Manager’s financial statements and Form ADV. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of a shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research and/or brokerage services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

          The Board reviewed the Manager’s revenues received with respect to the Funds in 2008 and the nature of the Manager’s resources expended in providing services to the Funds. The Board considered the Manager’s estimate of the firm’s overall profitability and concluded that the Manager’s estimated profits were not unreasonable.

          Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are reasonable and fair and that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (continued)

Emerging Markets Fund

          The Board reviewed total return information for the one-year and since inception (April 4, 2003) periods ended April 30, 2009 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and to its benchmark index. The Board considered that as a result of the severe market downturn in 2008 the Fund had negative absolute performance for the one-year period. The Board noted that the Fund outperformed the performance universe average for both periods, including top decile investment performance compared to the performance universe since the Fund’s inception, and concluded that the Fund’s relative performance for the periods reviewed was favorable.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Equity Fund

          The Board reviewed total return information for the one-year and since inception (February 7, 2008) periods ended April 30, 2009 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and to its benchmark index. The Board considered that as a result of the severe market downturn in 2008 the Fund had negative absolute performance for both periods. The Board noted that the Fund outperformed the performance universe average for both periods and concluded that the Fund’s relative performance for the periods reviewed was favorable.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was slightly above the average of the expense group but below the average of the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

          The Board reviewed total return information for the one-year and since inception (March 5, 2008) periods ended April 30, 2009 for the Fund compared to an average of the performance of a performance universe of funds provided by Lipper and to its benchmark index. The Board considered that as a result of the severe market downturn in 2008 the Fund had negative absolute performance for

INVESTMENT ADVISORY AGREEMENT RENEWAL (unaudited) (concluded)

both periods. The Board noted that the Fund outperformed the performance universe average for both periods and concluded that the Fund’s relative performance for the periods reviewed was favorable.

          The Board reviewed the Fund’s management fee (plus the shareholder service fee), other expenses and total expense ratio and compared them to the average fees and expense ratios of a separate expense group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund’s management fee (plus the shareholder service fee) was below the average of both the expense group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund’s asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)   The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Act.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Act.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAILLIE GIFFORD FUNDS

By	/s/ Peter Hadden
Peter Hadden, President

Date	September 1, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden
Peter Hadden, President

Date	September 1, 2009

By	/s/ Nigel Cessford
Nigel Cessford, Treasurer

Date	September 1, 2009